Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	$ 1,863	$ 1,810	$ 1,931
Capital work-in-progress	67	145	167	$ 271
Property, plant and equipment, Ending balance	1,793	1,863	1,810
Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	3,782	3,388	3,322
Additions	364	302	484
Deletions*	(147)	(39)	(32)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)			(88)
Additions- Business Combinations (Refer to Note 2.10)		1	11
Translation difference	(123)	130	(309)
Property, plant and equipment, Ending balance	3,876	3,782	3,388
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(2,064)	(1,745)	(1,662)
Deletions*	143	37	32
Depreciation	(300)	(292)	(286)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)			5
Translation difference	71	(64)	166
Property, plant and equipment, Ending balance	(2,150)	(2,064)	(1,745)
Land
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	191	174	271
Property, plant and equipment, Ending balance	188	191	174
Land | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	191	174	276
Additions	4	11	2
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)			(88)
Translation difference	(7)	6	(16)
Property, plant and equipment, Ending balance	188	191	174
Land | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance			(5)
Reclassified on account of adoption of IFRS 16 (Refer to Note 2.8)			5
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	942	890	868
Property, plant and equipment, Ending balance	940	942	890
Buildings | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,445	1,324	1,291
Additions	81	70	149
Translation difference	(45)	51	(116)
Property, plant and equipment, Ending balance	1,481	1,445	1,324
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(503)	(434)	(423)
Depreciation	(56)	(52)	(50)
Translation difference	18	(17)	39
Property, plant and equipment, Ending balance	(541)	(503)	(434)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	187	203	182
Property, plant and equipment, Ending balance	169	187	203
Plant and Machinery | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	679	621	572
Additions	47	39	106
Deletions*	(50)	(4)	(2)
Translation difference	(23)	23	(55)
Property, plant and equipment, Ending balance	653	679	621
Plant and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(492)	(418)	(390)
Deletions*	47	4	2
Depreciation	(57)	(63)	(67)
Translation difference	18	(15)	37
Property, plant and equipment, Ending balance	(484)	(492)	(418)
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	274	236	239
Property, plant and equipment, Ending balance	329	274	236
Computer Equipment | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	1,045	882	855
Additions	206	156	131
Deletions*	(90)	(29)	(25)
Additions- Business Combinations (Refer to Note 2.10)		1	9
Translation difference	(36)	35	(88)
Property, plant and equipment, Ending balance	1,125	1,045	882
Computer Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(771)	(646)	(616)
Deletions*	90	27	25
Depreciation	(141)	(129)	(121)
Translation difference	26	(23)	66
Property, plant and equipment, Ending balance	(796)	(771)	(646)
Furniture and Fixtures
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	122	138	98
Property, plant and equipment, Ending balance	99	122	138
Furniture and Fixtures | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	416	381	323
Additions	26	26	95
Deletions*	(7)	(6)	(5)
Additions- Business Combinations (Refer to Note 2.10)			2
Translation difference	(12)	15	(34)
Property, plant and equipment, Ending balance	423	416	381
Furniture and Fixtures | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(294)	(243)	(225)
Deletions*	6	6	5
Depreciation	(45)	(47)	(47)
Translation difference	9	(10)	24
Property, plant and equipment, Ending balance	(324)	(294)	(243)
Vehicles
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	2	2	2
Property, plant and equipment, Ending balance	1	2	2
Vehicles | Gross Carrying Value
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	6	6	5
Additions			1
Property, plant and equipment, Ending balance	6	6	6
Vehicles | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, Beginning balance	(4)	(4)	(3)
Depreciation	(1)	(1)	(1)
Translation difference		1
Property, plant and equipment, Ending balance	$ (5)	$ (4)	$ (4)